Related Party Transactions (Details) (USD $)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	0 Months Ended	3 Months Ended			7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Apr. 02, 2013 EVHC	Sep. 30, 2013 EVHC	Sep. 30, 2013 CD&R	Sep. 30, 2012 CD&R	Dec. 31, 2011 CD&R	Sep. 30, 2013 CD&R	Sep. 30, 2012 CD&R	Dec. 31, 2012 CD&R
Related party transactions
Annual fee												$ 5,000,000		$ 5,000,000
Annual management fee	20,609,000	1,250,000	3,014,000	23,109,000	3,750,000	5,000,000			20,600,000	1,300,000	3,000,000	23,100,000	3,800,000	5,000,000
Payment made in connection with the termination of a consulting agreement									20,000,000
Dividend declared and paid							20,800,000
IPO proceeds distribution to subsidiary								$ 86,100,000